Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Share Subscription Receivables [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Oct. 31, 2022	$ 85	$ (10,010)	$ 6,635,505	$ (3,902,456)	$ 2,723,124
Balance, shares at Oct. 31, 2022	848,640
Issuance of equity warrants in connection with convertible debt (Tranche #1)			332,630		332,630
Issuance of commitment shares related to the January 2022 SPA	$ 2		1,124,998		1,125,000
Issuance of commitment shares related to the January 2022 SPA, shares	18,750
Stock-based compensation	$ 1		1,044,261		1,044,261
Net loss				(6,544,426)	(6,544,426)
Issuance of common stock for cash, net	$ 2		371,998		372,000
Issuance of common stock for cash, net, shares	20,000
Issuance of conversion shares related to the January 2022 SPA	$ 25		5,164,850		5,164,875
Issuance of conversion shares related to the January 2022 SPA, shares	251,946
Issuance of common shares in IPO, net of underwriting discounts and offering costs	$ 10		3,342,616		3,342,626
Issuance of common shares in IPO, net of underwriting discounts and offering costs, shares	100,000
Issuance of pre-funded warrants			4,000		4,000
Issuance of common stock upon exercise of warrants, net	$ 12		1,812,623		1,812,635
Issuance of common stock upon exercise of warrants, net, shares	122,474
Issuance of common stock for services, net	$ 1		366,658		366,659
Issuance of common stock for services, net, shares	14,275
Issuance of restricted stock units under the Equity Incentive Plan	$ 11		(12)
Issuance of restricted stock units under the Equity Incentive Plan, shares	106,250
Issuance of common stock for warrants that can be exercised per the Resale S-1/A	$ 6		(6)
Issuance of common stock for warrants that can be exercised per the Resale S-1/A, shares	59,993
Stock-based compensation, shares	10,000
Balance at Oct. 31, 2023	$ 155	(10,010)	20,200,121	(10,446,882)	9,743,384
Balance, shares at Oct. 31, 2023	1,552,328
Issuance of common shares in lieu of cash payments on convertible notes	$ 82		3,323,505		3,323,587
Issuance of common shares in lieu of cash payments, shares	816,681
Issuance of common shares in lieu of cash payments on promissory notes	$ 31		1,079,006		1,079,037
Issuance of common shares in lieu of cash payments, shares	312,441
Issuance of common shares to consultants	$ 11		738,289		738,300
Issuance of common shares to consultants, shares	107,500
Issuance of equity warrants in connection with convertible debt (Tranche #1)			409,191		409,191
Issuance of commitment shares related to the January 2022 SPA	$ 8		667,492		667,500
Issuance of commitment shares related to the January 2022 SPA, shares	75,000
Adjustment to common stock for warrants related to Resale S-1/A	$ (3)		3
Adjustment to common stock for warrants related to resale S-1/A, shares	(22,590)
Issuance of common shares related to ATM agreement, net	$ 36		1,173,643		1,173,679
Issuance of common shares related to ATM, shares	361,708
Stock-based compensation			1,534,667		1,534,667
Net loss				(9,626,797)	(9,626,797)
Balance at Oct. 31, 2024	$ 320	$ (10,010)	$ 29,125,917	$ (20,073,679)	$ 9,042,548
Balance, shares at Oct. 31, 2024	3,203,068